Portfolio of Investments
Columbia Real Estate Equity Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Real Estate 97.9%
Diversified REITs 2.6%
STORE Capital Corp.	325,900	5,905,308
Total Diversified REITs		5,905,308
Health Care REITs 6.3%
Healthpeak Properties, Inc.	253,900	6,055,515
Medical Properties Trust, Inc.	481,600	8,326,864
Total Health Care REITs		14,382,379
Hotel & Resort REITs 2.8%
Host Hotels & Resorts, Inc.	563,789	6,224,231
Total Hotel & Resort REITs		6,224,231
Industrial REITs 14.9%
Duke Realty Corp.	309,600	10,024,848
First Industrial Realty Trust, Inc.	257,461	8,555,429
ProLogis, Inc.	190,094	15,277,855
Total Industrial REITs		33,858,132
Office REITs 14.3%
Alexandria Real Estate Equities, Inc.	92,445	12,670,512
Boston Properties, Inc.	88,200	8,134,686
Corporate Office Properties Trust	151,375	3,349,929
Highwoods Properties, Inc.	194,730	6,897,336
Mack-Cali Realty Corp.	96,169	1,464,654
Total Office REITs		32,517,117
Residential REITs 26.6%
American Homes 4 Rent, Class A	413,930	9,603,176
AvalonBay Communities, Inc.	55,323	8,141,886
Camden Property Trust	26,100	2,068,164
Equity LifeStyle Properties, Inc.	218,348	12,550,643
Equity Residential	81,500	5,029,365
Essex Property Trust, Inc.	32,025	7,053,186
Investors Real Estate Trust	41,300	2,271,500
Invitation Homes, Inc.	398,717	8,520,582
Common Stocks (continued)
Issuer	Shares	Value ($)
Sun Communities, Inc.	40,500	5,056,425
Total Residential REITs		60,294,927
Retail REITs 0.5%
SITE Centers Corp.	228,793	1,192,011
Total Retail REITs		1,192,011
Specialized REITs 29.9%
American Tower Corp.	30,620	6,667,505
Coresite Realty Corp.	52,787	6,118,013
CyrusOne, Inc.	29,100	1,796,925
Digital Realty Trust, Inc.	63,314	8,794,948
Equinix, Inc.	27,191	16,982,683
Extra Space Storage, Inc.	66,900	6,406,344
Farmland Partners, Inc.	82,500	500,775
Four Corners Property Trust, Inc.	122,908	2,299,609
Gaming and Leisure Properties, Inc.	274,900	7,617,479
Life Storage, Inc.	66,700	6,306,485
National Storage Affiliates Trust	107,700	3,187,920
Outfront Media, Inc.	85,452	1,151,893
Total Specialized REITs		67,830,579
Total Real Estate		222,204,684
Total Common Stocks (Cost: $185,779,222)		222,204,684

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(b)	3,740,605	3,738,735
Total Money Market Funds (Cost: $3,739,767)		3,738,735
Total Investments in Securities (Cost $189,518,989)		225,943,419
Other Assets & Liabilities, Net		1,094,956
Net Assets		$227,038,375
Columbia Real Estate Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	1,333,144	7,853,891	(5,446,430)	3,740,605	292	(1,032)	4,329	3,738,735
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Real Estate Equity Fund | Quarterly Report 2020